Summary of Significant Accounting Policies and Practices (Details) - Schedule of Estimated Useful Lives	12 Months Ended
Dec. 31, 2023
Office equipment, fixtures and furniture [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation method	Straight-line
Estimated useful lives	5 years
Computer [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation method	Straight-line
Estimated useful lives	3 years
Motor vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation method	Straight-line
Estimated useful lives	5 years